CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Revenues from services	$ 20,250.5	[1]	$ 20,678.0	[1]	$ 22,006.0	[1]
Cost of services	16,883.8		17,236.0		18,299.7
Gross profit	3,366.7		3,442.0		3,706.3
Selling and administrative expenses	2,854.8		3,030.3		3,182.1
Operating profit	511.9	[2]	411.7	[3]	524.2
Interest and other expenses	36.4		43.3		44.3
Earnings before income taxes	475.5		368.4		479.9
Provision for income taxes	187.5		170.8		228.3
Net earnings	$ 288.0		$ 197.6		$ 251.6
Net earnings per share - basic (in dollars per share)	$ 3.69		$ 2.49		$ 3.08
Net earnings per share - diluted (in dollars per share)	$ 3.62	[4]	$ 2.47	[5]	$ 3.04
Weighted average shares - basic (in shares)	78.0		79.5		81.6
Weighted average shares - diluted (in shares)	79.6		80.1		82.8

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2013 2012 2011 United States $3,080.8 $3,132.0 $ 3,254.6 France 5,313.6 5,448.3 6,201.9 Italy 1,093.0 1,061.6 1,277.1 United Kingdom 1,884.5 1,898.1 1,880.4 Total Foreign 17,169.7 17,546.0 18,751.4
[2]	Included restructuring costs of $34.8, $20.0, $8.1 and $26.5 recorded in the first, second, third and fourth quarters, respectively.
[3]	Included restructuring costs of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.
[4]	Included in the results are restructuring costs per diluted share of ($0.32), ($0.18), ($0.08) and ($0.24) for the first, second, third and fourth quarters, respectively.
[5]	Included in the results are restructuring costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.